Statements Of Financial Condition - USD ($)	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Investments in U.S. Treasury notes at fair value (amortized cost $16,975,256 and $19,948,217)	$ 16,975,076	$ 19,975,068
Net unrealized appreciation on open futures and forward currency contracts	3,349,977	1,097,472
Due from brokers, net	3,504,342	3,607,012
Cash denominated in foreign currencies (cost $3,606,813 and $7,806,800)	3,778,714	7,931,930
Total equity in trading accounts	27,608,109	32,611,482
INVESTMENTS IN U.S. TREASURY NOTES at fair value (amortized cost $84,618,660 and $113,491,358)	84,609,461	113,585,567
CASH AND CASH EQUIVALENTS	9,230,173	14,111,142
ACCRUED INTEREST RECEIVABLE	727,283	587,875
TOTAL	122,175,026	160,896,066
LIABILITIES AND PARTNERS' CAPITAL
Capital contributions received in advance		200,000
Net unrealized depreciation on open futures and forward currency contracts	22,579	1,196,064
Accrued brokerage fees	194,550	263,485
Due to brokers	61	1,312,296
Accrued expenses	10,749	50,218
Capital withdrawals payable to limited partners	3,397,887	1,890,293
Capital withdrawals payable to General Partner	271	1,056,135
Other liabilities		625
Total liabilities	3,626,097	5,969,116
PARTNERS' CAPITAL	118,548,929	154,926,950
TOTAL	$ 122,175,026	$ 160,896,066